Note 15 - Property, Plant, and Equipment (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Contractual commitments for acquisition of property, plant and equipment	$ 2,125	$ 2,122
Rehabilitation costs capitalised	218	557
Additions other than through business combinations, property, plant and equipment	20,949	19,159
Borrowing costs capitalised	155
Property, plant and equipment at end of period	82,078	64,873
Construction in progress [member]
Statement Line Items [Line Items]
Additions other than through business combinations, property, plant and equipment	19,556	17,731
Property, plant and equipment at end of period	$ 48,943	$ 34,086